UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/12

Date of reporting period: 06/30/12

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------

Alliance One International      AOI    018772103 08/11/11 Election of Directors                  Issuer      Yes   For     Yes
Alliance One International      AOI    018772103 08/11/11 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Alliance One International      AOI    018772103 08/11/11 Approve Executive Compensation Plan    Issuer      Yes   For     Yes
Alliance One International      AOI    018772103 08/11/11 Frequency of Vote on Compensation      Issuer      Yes   1 Yr    Yes
Alliance One International      AOI    018772103 08/11/11 Approve Incentive Plan                 Issuer      Yes   For     Yes

Citigroup                       C      172967424 04/17/12 Election of Directors                  Issuer      Yes   For     Yes
Citigroup                       C      172967424 04/17/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Citigroup                       C      172967424 04/17/12 Stock Incentive Plan                   Issuer      Yes   For     Yes
Citigroup                       C      172967424 04/17/12 Approve Executive Compensation         Issuer      Yes   For     Yes
Citigroup                       C      172967424 04/17/12 Report Prior Government Service        Shareholder Yes   Against Yes
Citigroup                       C      172967424 04/17/12 Lobbying and Political Contributions   Shareholder Yes   Against Yes
Citigroup                       C      172967424 04/17/12 Excutives Retain Stock on Termination  Shareholder Yes   Against Yes
Citigroup                       C      172967424 04/17/12 Audit Committee Review Foreclosures    Shareholder Yes   Against Yes

Corning Incorporated            GLW    219350105 04/26/12 Election of Directors                  Issuer      Yes   For     Yes
Corning Incorporated            GLW    219350105 04/26/12 Approve Executive Compensation Plan    Issuer      Yes   For     Yes
Corning Incorporated            GLW    219350105 04/26/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Corning Incorporated            GLW    219350105 04/26/12 Approve Incentive Plan                 Issuer      Yes   For     Yes
Corning Incorporated            GLW    219350105 04/26/12 Eliminate Supermajority Vote           Issuer      Yes   For     Yes

USG Corporation                 USG    902293405 05/09/12 Election of Directors                  Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/09/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Bank of America                 BAC    060505104 05/09/12 Election of Directors                  Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/09/12 Executive Compensation                 Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/09/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 05/09/12 Disclosure of Government Employment    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/09/12 Grassroots Lobbying                    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/09/12 Excutives Retain Stock                 Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/09/12 Mortgage Servicing Operations          Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 05/09/12 Prohibition on Political Spending      Shareholder Yes   Against Yes

Hartford Financial Services     HIG    416515104 05/16/12 Election of Directors                  Issuer      Yes   For     Yes
Hartford Financial Services     HIG    416515104 05/16/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Hartford Financial Services     HIG    416515104 05/16/12 Executive Compensation                 Issuer      Yes   For     Yes

Alpha Natural Resources         ANR    02076X102 05/17/12 Election of Directors                  Issuer      Yes   For     Yes
Alpha Natural Resources         ANR    02076X102 05/17/12 Stock Incentive Plan                   Issuer      Yes   For     Yes
Alpha Natural Resources         ANR    02076X102 05/17/12 Executive Compensation                 Issuer      Yes   For     Yes
Alpha Natural Resources         ANR    02076X102 05/17/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Genworth Financial              GNW    37247D106 05/17/12 Election of Directors                  Issuer      Yes   For     Yes
Genworth Financial              GNW    37247D106 05/17/12 Executive Compensation                 Issuer      Yes   For     Yes
Genworth Financial              GNW    37247D106 05/17/12 Executive Incentive Plan               Issuer      Yes   For     Yes
Genworth Financial              GNW    37247D106 05/17/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Level 3 Communications          LVLT   52729N308 05/24/12 Election of Directors                  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N308 05/24/12 Increase Authorized Shares             Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N308 05/24/12 Increase Stock Plan Authorized Shares  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N308 05/24/12 Ratify Rights Agreement                Issuer      Yes   Against No
Level 3 Communications          LVLT   52729N308 05/24/12 Executive Compensation                 Issuer      Yes   For     Yes

Kennedy-Wilson Holdings         KW     489398107 06/14/12 Election of Directors                  Issuer      Yes   For     Yes
Kennedy-Wilson Holdings         KW     489398107 06/14/12 Equity Participation Plan              Issuer      Yes   For     Yes
Kennedy-Wilson Holdings         KW     489398107 06/14/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Research In Motion              RIMM   760975102 07/10/12 Election of Directors                  Issuer      Yes   For     Yes
Research In Motion              RIMM   760975102 07/10/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Research In Motion              RIMM   760975102 07/10/12 Executive Compensation                 Issuer      Yes   For     Yes

Dell Inc.                       DELL   24702R101 07/13/12 Election of Directors                  Issuer      Yes   For     Yes
Dell Inc.                       DELL   24702R101 07/13/12 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Dell Inc.                       DELL   24702R101 07/13/12 Executive Compensation                 Issuer      Yes   For     Yes
Dell Inc.                       DELL   24702R101 07/13/12 Long-Term Incentive Plan               Issuer      Yes   For     Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/24/12